Note 27 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Current assets	$ 38,427	$ 52,933
Non-current assets	196,764	157,944
Current liabilities	(32,441)	(17,688)
Non-current liabilities	(9,291)	(12,633)
Carrying amount of NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	22,409	19,260
Revenue	142,082	121,329	$ 100,002
Profit after tax	22,866	23,142	25,257
Total comprehensive income of Blanket Mine (100%)	22,404	22,611	25,084
Profit allocated to NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	4,963	4,737	4,477
Net cash inflow from operating activities	42,616	30,903	30,962
Net cash outflow from investing activities	(44,569)	(35,923)	(27,998)
Net cash outflow from financing activities	(12,514)	2,372	7,334
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	30,397	33,634	24,864
Non-current assets	172,611	154,003	133,908
Current liabilities	(9,583)	(17,261)	(7,339)
Non-current liabilities	(8,062)	(11,535)	(8,065)
Net assets of Blanket Mine (100%)	185,364	158,841	143,368
Carrying amount of NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	22,409	19,260	16,524
Revenue	142,082	121,329	100,002
Profit after tax	38,389	35,911	33,361
Total comprehensive income of Blanket Mine (100%)	38,389	35,911	33,361
Profit allocated to NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	4,963	4,737	4,477
Dividend allocated to NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	(1,814)	(2,001)	(655)
Net cash inflow from operating activities	50,048	41,489	36,122
Net cash outflow from investing activities	(37,798)	(29,850)	(26,179)
Net cash outflow from financing activities	(16,506)	(12,817)	(9,896)
Net cash (outflow) inflow	$ (4,256)	$ (1,178)	$ 47